Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2024	2023
Equipment	$2,841	$2,653
Furniture and fixtures	333	503
Leasehold improvements	693	434
Internal-use software	5,366	4,807
Other	693	1,370
	9,926	9,767
Accumulated depreciation and amortization	(5,862)	(4,785)
Property and equipment, net	$4,064	$4,982